Write-down and Loss on Sale of Assets (Details) $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 12, 2026 vessel	Jan. 31, 2026 USD ($) vessel	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets				$ 100,500	$ 39,500	$ 10,400
Proceeds from Sale of Property, Plant, and Equipment				341,000	88,300	23,000
Operating Lease, Impairment Loss				800	1,400
Gain on sale and write-down of assets (note 15)				$ 99,659	$ 38,080	$ 10,360
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		$ 33,000
Suezmax Tanker
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment			$ 33,000
Number of Vessels agreed to be sold | vessel			1
Suezmax Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel				8
LR2 and Aframax Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel				3	2	1
Suezmax Tanker
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel					1
Suezmax Tanker | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel	1	1